Capital Stock - Shares issued and outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Stock
Preferred stock, shares authorized	5,000,000	0
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	23,468,750	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750	17,000,000	17,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Additional paid in capital	$ 179,587	$ 68,498	$ 68,498